FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2008

Check here if Amendment [  ] ;  Amendment Number:

 This Amendment (Check one only):           [ ]  is a restatement
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       WIC Advisors, LLC
Address:    41 Madison Ave
            New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John S. Orrico
Title:   President
Phone:   (212) 584-2366

Signature, Place, and Date of Signing:

/s/ John S. Orrico              New York, New York                 4/28/2008
---------------------          --------------------               -----------
    [Signature]                   [City, State]                      [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 54

Form 13F Information Table Value Total:             $ 1000
                                                    (thousands)


List of Other Included Managers:

                                            NONE

   COLUMN 1                      COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                      --------      --------    --------   -------------------  --------   --------    -----------------
                                                            FAIR
                                                            MARKET  SHARES OR
                                  TITLE OF      CUSIP       VALUE   PRINCIPAL  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS         NUMBER     (1000'S) AMOUNT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ASE TEST LTD                      ORD            Y02516105     40     2708     SH           SOLE                 2708
ALLIANCE DATA SYSTEMS CORP        COM            018581108      1       28     SH           SOLE                   28
ALLIANCE DATA SYSTEMS CORP        COM            018581108      1        4     SH    CALL   SOLE                    4
ALLIANCE DATA SYSTEMS CORP        COM            018581108      0        1     SH    CALL   SOLE                    1
AMCOMP INC                        COM            02342J101     26     2164     SH           SOLE                 2164
AMERICAN FINL RLTY TR             COM            02607P305     40     4896     SH           SOLE                 4896
ANSOFT CORP                       COM            036384105     16      512     SH           SOLE                  512
BCE INC                           COM NEW        05534B760     77     2297     SH           SOLE                 2297
BEA SYS INC                       COM            073325102     57     2967     SH           SOLE                 2967
BLADELOGIC INC                    COM            09265M102     19      668     SH           SOLE                  668
BRONCO DRILLING CO INC            COM            112211107     49     3060     SH           SOLE                 3060
CHC HELICOPTER CORP               CL A SUB VTG   12541C203     76     2581     SH           SOLE                 2581
CIT GROUP INC                     COM            125581108      2      188     SH           SOLE                  188
CIT GROUP INC                     COM            125581108      1        2     SH    CALL   SOLE                    2
CHOICEPOINT INC                   COM            170388102     24      496     SH           SOLE                  496
CLEAR CHANNEL COMMUNICATIONS      COM            184502102     29      977     SH           SOLE                  977
CLEAR CHANNEL COMMUNICATIONS      COM            184502102      0        2     SH    CALL   SOLE                    2
CLEAR CHANNEL COMMUNICATIONS      COM            184502102      2        8     SH    PUT    SOLE                    8
CLEAR CHANNEL COMMUNICATIONS      COM            184502102      0        3     SH    CALL   SOLE                    3
COLLAGENEX PHARMACEUTICALS I      COM            19419B100     23     1374     SH           SOLE                 1374
CONSOL ENERGY INC                 COM            20854P109      7      100     SH           SOLE                  100
DIEBOLD INC                       COM            019645506     15      408     SH           SOLE                  408
DIEBOLD INC                       COM            019645506      0        2     SH    PUT    SOLE                    2
GMH CMNTYS TR                     COM            36188G102      1      129     SH           SOLE                  129
GRANT PRIDECO INC                 COM            38821G101     17      355     SH           SOLE                  355
HLTH CORPORATION                  COM            40422Y101     24     2517     SH           SOLE                 2517
HUNTSMAN CORP                     COM            447011107     45     1912     SH           SOLE                 1912
I-TRAX INC                        COM NEW        45069D203     10     1787     SH           SOLE                 1787
INDUSTRIAL DISTR GROUP INC        COM            456061100      7      738     SH           SOLE                  738
INVERNESS MED INNOVATIONS IN      COM            46126P106     15      488     SH           SOLE                  488
MANATRON INC                      COM            562048108     10      848     SH           SOLE                  848
NATIONAL MED HEALTH CARD SYS      COM NEW        636919302     12      917     SH           SOLE                  917
NATIONWIDE FINL SVCS INC          CL A           638612101     11      240     SH           SOLE                  240
ON SEMICONDUCTOR CORP             COM            682189105      1      178     SH           SOLE                  178
PERFORMANCE FOOD GROUP CO         COM            713755106      6      191     SH           SOLE                  191
PROCENTURY CORP                   COM            74268T108      6      336     SH           SOLE                  336
PUGET ENERGY INC NEW              COM            745310102     42     1625     SH           SOLE                 1625
SPDR TR                           UNIT SER 1     78462F103      2       12     SH           SOLE                   12
SELECT SECTOR SPDR TR             SBI INT-FINL   81369Y605      2       96     SH           SOLE                   96
SIGMATEL INC                      COM            82661W107      7     2585     SH           SOLE                 2585
SIRIUS SATELLITE RADIO INC        COM            82966U103      0        1     SH    PUT    SOLE                    1
SIRIUS SATELLITE RADIO INC        COM            82966U103      0        4     SH    PUT    SOLE                    4
SIRIUS SATELLITE RADIO INC        COM            82966U103      0        1     SH    PUT    SOLE                    1
TAKE-TWO INTERACTIVE SOFTWAR      COM            874054109     33     1309     SH           SOLE                 1309
TAKE-TWO INTERACTIVE SOFTWAR      COM            874054109      0        3     SH    PUT    SOLE                    3
TAKE-TWO INTERACTIVE SOFTWAR      COM            874054109      1        3     SH    PUT    SOLE                    3
TORONTO DOMINION BK ONT           COM NEW        891160509     40      644     SH           SOLE                  644
TRANE INC                         COM            892893108     44      954     SH           SOLE                  954
US BIOENERGY CORP                 COM            90342V109      4      652     SH           SOLE                  652
UAP HLDG CORP                     COM            903441103     48     1247     SH           SOLE                 1247
WASTE INDUSTRIES USA INC          COM            941057101     74     2058     SH           SOLE                 2058
XM SATELLITE RADIO HLDGS INC      CL A           983759101     17     1499     SH           SOLE                 1499
XM SATELLITE RADIO HLDGS INC      CL A           983759101      0        1     SH    CALL   SOLE                    1
YAHOO INC                         COM            984332106     16      552     SH           SOLE                  552